Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Property, plant and equipment
Property, plant and equipment

14.Property, plant and equipment

Reconciliation of carrying amount

	Freehold land	Plant and	Right-of-use	Mine
US$ thousand	and buildings	equipment	assets	development	Total
Cost
Balance at 1 January 2023	—	—	—	—	—
Acquired through business combination	1,128	306,381	398	946,766	1,254,673
Additions	—	564	15,733	1,698	17,995
Disposals	—	(16,564)	—	—	(16,564)
Balance at 30 June 2023	1,128	290,381	16,131	948,464	1,256,104

Accumulated depreciation
Balance at 1 January 2023	—	—	—	—	—
Depreciation for the period	16	1,146	131	1,908	3,201
Balance at 30 June 2023	16	1,146	131	1,908	3,201

Carrying amounts
At 1 January 2022	—	—	—	—	—
At 31 December 2022	—	—	—	—	—
At 30 June 2023	1,112	289,235	16,000	946,556	1,252,903

As part of the acquisition of CMPL, the Group recognised property, plant and equipment of $1,254,673 thousand (Refer Note 25).

As part of a sale and leaseback arrangement for certain underground equipment, the Group recognised ROU asset amounting to $15,733 thousand (Refer Note 17).

No impairment loss was recognised for the 6 months ended on 30 June 2023 as no indicators of impairment were identified due to timing of acquisition of CMPL.

Immediately following completion of the initial Business Combination, the Group undertook a whitewash procedure on assets of CMPL in accordance with section 260B of the Corporation Act 2001 (Cth) to facilitate the provision of financial assistance relating to the granting of security to the financiers and Glencore Operations Australia in connection with the acquisition of CMPL. Compliance with the section 260B whitewash regime was a condition subsequently imposed under all the funding agreements entered into with the Senior Lenders, Mezzanine Lenders and Osisko. Following the completion of section 260B whitewash (and statutory notice periods) all of the secured parties (Senior Lenders, Mezzanine Lenders, Osisko and Glencore Australia Operations) were granted security over substantially all the assets and properties of the CMPL as follows (i) general security agreements over all of the present and future assets and undertakings of CMPL, (ii) a mining mortgage over the key tenements, (iii) real property mortgages over key real estate and project leases of CMPL and (iv) a mortgage over key water access licenses for CMPL.